PROPERTY AND EQUIPMENT, NET - Property and equipment, held under capital leases (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 20,024,893		¥ 17,171,494
Less: Accumulated depreciation	(7,713,091)		(6,987,542)
Property plant and equipment net excluding construction in progress	12,311,802		10,183,952
Construction-in-progress	3,444,905		3,444,237
Impairment	(603,454)		(603,796)
Property and equipment, net	15,153,253	$ 2,159,321	13,024,393
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	3,772,847		2,672,822
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	5,996,383		5,821,394
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	10,008,760		8,437,075
Optical fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	142,723		142,723
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	100,243		93,543
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 3,937		¥ 3,937